SIGNIFICANT ACCOUNTING POLICIES (Property, plant and equipment useful lives) (Details)	12 Months Ended
	Dec. 28, 2025	Dec. 31, 2022
Buildings and improvements | Bottom of range
Disclosure of detailed information about property, plant and equipment [line items]
Useful life	5 years
Buildings and improvements | Top of range
Disclosure of detailed information about property, plant and equipment [line items]
Useful life	40 years
Buildings and improvements | Majority, Bottom Of Range
Disclosure of detailed information about property, plant and equipment [line items]
Useful life	30 years
Buildings and improvements | Majority, Top Of Range
Disclosure of detailed information about property, plant and equipment [line items]
Useful life	40 years
Manufacturing equipment | Bottom of range
Disclosure of detailed information about property, plant and equipment [line items]
Useful life	2 years
Manufacturing equipment | Top of range
Disclosure of detailed information about property, plant and equipment [line items]
Useful life	20 years
Manufacturing equipment | Majority, Bottom Of Range
Disclosure of detailed information about property, plant and equipment [line items]
Useful life		15 years
Manufacturing equipment | Majority, Top Of Range
Disclosure of detailed information about property, plant and equipment [line items]
Useful life		20 years
Other equipment | Bottom of range
Disclosure of detailed information about property, plant and equipment [line items]
Useful life	3 years
Other equipment | Top of range
Disclosure of detailed information about property, plant and equipment [line items]
Useful life	10 years